Document and Entity Information	May 11, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	LIBERTY LIVE HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-43015
Entity Tax Identification Number	33-2910829
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002078416
Amendment Flag	false
Series A Liberty Live Group Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Liberty Live Group Common Stock
Trading Symbol	LLYVA
Security Exchange Name	NASDAQ
Series C Liberty Live Group Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series C Liberty Live Group Common Stock
Trading Symbol	LLYVK
Security Exchange Name	NASDAQ